Property, Plant and Equipment (Details) - GBP (£) £ in Thousands	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Cost
Beginning balance, property plant and equipment	£ 21,260
Ending balance, property plant and equipment	25,940	£ 21,260
Depreciation
Beginning balance, property plant and equipment	21,260
Ending balance, property plant and equipment	25,940	21,260
Property, plant and equipment	25,940	21,260
Cost
Cost
Beginning balance, property plant and equipment	46,385	33,717
Additions	13,669	13,963
On acquisition of subsidiary	434	12
Inflation adjustment	195	429
Disposals	(8,186)	(2,467)
Transfers	0	0
Effect of foreign exchange translations	1,384	(731)
Ending balance, property plant and equipment	51,113	46,385
Depreciation
Beginning balance, property plant and equipment	46,385	33,717
Disposals	(8,186)	(2,467)
Effect of foreign exchange translations	1,384	(731)
Ending balance, property plant and equipment	51,113	46,385
Property, plant and equipment	51,113	46,385
Depreciation
Cost
Beginning balance, property plant and equipment	(25,125)	(20,393)
Disposals	8,043	2,268
Effect of foreign exchange translations	(639)	366
Ending balance, property plant and equipment	(25,173)	(25,125)
Depreciation
Beginning balance, property plant and equipment	(25,125)	(20,393)
Charge for the year	8,730	6,634
Disposals	8,043	2,268
Effect of foreign exchange translations	(639)	366
Ending balance, property plant and equipment	(25,173)	(25,125)
Property, plant and equipment	(25,173)	(25,125)
Computers and Equipment
Cost
Beginning balance, property plant and equipment	11,317
Ending balance, property plant and equipment	10,440	11,317
Depreciation
Beginning balance, property plant and equipment	11,317
Ending balance, property plant and equipment	10,440	11,317
Property, plant and equipment	10,440	11,317
Computers and Equipment | Cost
Cost
Beginning balance, property plant and equipment	27,572	19,368
Additions	4,762	9,093
On acquisition of subsidiary	324	12
Inflation adjustment	195	429
Disposals	(6,397)	(1,740)
Transfers	0	0
Effect of foreign exchange translations	793	(410)
Ending balance, property plant and equipment	25,663	27,572
Depreciation
Beginning balance, property plant and equipment	27,572	19,368
Disposals	(6,397)	(1,740)
Effect of foreign exchange translations	793	(410)
Ending balance, property plant and equipment	25,663	27,572
Property, plant and equipment	25,663	27,572
Computers and Equipment | Depreciation
Cost
Beginning balance, property plant and equipment	(16,255)	(13,283)
Disposals	6,344	1,610
Effect of foreign exchange translations	(388)	231
Ending balance, property plant and equipment	(15,223)	(16,255)
Depreciation
Beginning balance, property plant and equipment	(16,255)	(13,283)
Charge for the year	5,700	4,351
Disposals	6,344	1,610
Effect of foreign exchange translations	(388)	231
Ending balance, property plant and equipment	(15,223)	(16,255)
Property, plant and equipment	(15,223)	(16,255)
Fixtures and Fittings
Cost
Beginning balance, property plant and equipment	8,161
Ending balance, property plant and equipment	14,641	8,161
Depreciation
Beginning balance, property plant and equipment	8,161
Ending balance, property plant and equipment	14,641	8,161
Property, plant and equipment	14,641	8,161
Fixtures and Fittings | Cost
Cost
Beginning balance, property plant and equipment	17,031	13,846
Additions	8,050	3,088
On acquisition of subsidiary	110	0
Inflation adjustment	0	0
Disposals	(1,789)	(721)
Transfers	1,780	497
Effect of foreign exchange translations	591	(321)
Ending balance, property plant and equipment	24,591	17,031
Depreciation
Beginning balance, property plant and equipment	17,031	13,846
Disposals	(1,789)	(721)
Effect of foreign exchange translations	591	(321)
Ending balance, property plant and equipment	24,591	17,031
Property, plant and equipment	24,591	17,031
Fixtures and Fittings | Depreciation
Cost
Beginning balance, property plant and equipment	(8,870)	(7,104)
Disposals	1,699	652
Effect of foreign exchange translations	(251)	135
Ending balance, property plant and equipment	(9,950)	(8,870)
Depreciation
Beginning balance, property plant and equipment	(8,870)	(7,104)
Charge for the year	3,030	2,283
Disposals	1,699	652
Effect of foreign exchange translations	(251)	135
Ending balance, property plant and equipment	(9,950)	(8,870)
Property, plant and equipment	(9,950)	(8,870)
Vehicles
Cost
Beginning balance, property plant and equipment	0
Ending balance, property plant and equipment		0
Depreciation
Beginning balance, property plant and equipment	0
Ending balance, property plant and equipment		0
Property, plant and equipment		0
Vehicles | Cost
Cost
Beginning balance, property plant and equipment	0	6
Additions		0
On acquisition of subsidiary		0
Inflation adjustment		0
Disposals		(6)
Transfers		0
Effect of foreign exchange translations		0
Ending balance, property plant and equipment		0
Depreciation
Beginning balance, property plant and equipment	0	6
Disposals		(6)
Effect of foreign exchange translations		0
Ending balance, property plant and equipment		0
Property, plant and equipment		0
Vehicles | Depreciation
Cost
Beginning balance, property plant and equipment	0	(6)
Disposals		6
Effect of foreign exchange translations		0
Ending balance, property plant and equipment		0
Depreciation
Beginning balance, property plant and equipment	0	(6)
Charge for the year		0
Disposals		6
Effect of foreign exchange translations		0
Ending balance, property plant and equipment		0
Property, plant and equipment		0
Fixed Assets in Progress
Cost
Beginning balance, property plant and equipment	1,782
Ending balance, property plant and equipment	859	1,782
Depreciation
Beginning balance, property plant and equipment	1,782
Ending balance, property plant and equipment	859	1,782
Property, plant and equipment	859	1,782
Fixed Assets in Progress | Cost
Cost
Beginning balance, property plant and equipment	1,782	497
Additions	857	1,782
On acquisition of subsidiary	0	0
Inflation adjustment	0	0
Disposals	0	0
Transfers	(1,780)	(497)
Effect of foreign exchange translations	0	0
Ending balance, property plant and equipment	859	1,782
Depreciation
Beginning balance, property plant and equipment	1,782	497
Disposals	0	0
Effect of foreign exchange translations	0	0
Ending balance, property plant and equipment	859	1,782
Property, plant and equipment	859	1,782
Fixed Assets in Progress | Depreciation
Cost
Beginning balance, property plant and equipment	0	0
Disposals	0	0
Effect of foreign exchange translations	0	0
Ending balance, property plant and equipment	0	0
Depreciation
Beginning balance, property plant and equipment	0	0
Charge for the year	0	0
Disposals	0	0
Effect of foreign exchange translations	0	0
Ending balance, property plant and equipment	0	0
Property, plant and equipment	£ 0	£ 0